Label	Element	Value
T. Rowe Price Small-Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Mid Cap ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 38.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in assets issued by small- or mid-cap companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines small- and mid-cap companies as companies whose market capitalization falls below the maximum market capitalization in the Russell Midcap Index, MSCI USA Mid Cap Index or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a small- or mid-cap company from the high end of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the small- and mid-cap equity markets. As of December 31, 2024, the largest market capitalization represented across these indexes (after removing any outlier companies) was $79 billion.

The fund invests primarily in U.S. equity securities. The fund may select stocks with either growth or value characteristics, subject to overall risk controls and desired portfolio characteristics.

The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analysis of overall economic trends and market cycles. The fund’s adviser analyzes various metrics, such as returns on equity, capital expenditure, projected growth rates, and price-to-earnings, price-to-cash flows, and price-to-book ratios. Stocks are also evaluated on relative valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential when compared with other stocks within the relevant investing universe.

Sector allocations are largely the result of the fund’s focus on stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/24	11.95%	Worst Quarter	6/30/24	-3.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Small-Mid Cap ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Small-Mid Cap ETF | Small- and mid-cap stocks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small- and mid-cap stocks: Investments in securities issued by small- and mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small- and mid-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies tend to be more sensitive to changes in overall economic conditions and their securities may have limited trading markets.

T. Rowe Price Small-Mid Cap ETF | Stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Small-Mid Cap ETF | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Small-Mid Cap ETF | Sector exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

T. Rowe Price Small-Mid Cap ETF | Authorized Participant
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant: Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants, and none of these Authorized Participants are or will be obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, (i) the market price of the fund’s shares may trade at a premium or discount to its net asset value (NAV), (ii) an active trading market for the fund may not develop or be maintained, and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the fund will continue to be met or remain unchanged.

T. Rowe Price Small-Mid Cap ETF | ETF shares trading
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Small-Mid Cap ETF | New fund
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

New fund: Because the fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio manager may experience difficulties in fully implementing the fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio manager and the fund’s investment strategies. In addition, there can be no assurance that the fund will ultimately grow to an economically viable size, which could lead to the fund eventually ceasing its operations.

T. Rowe Price Small-Mid Cap ETF | Active management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Small-Mid Cap ETF | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Small-Mid Cap ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index	[1]
T. Rowe Price Small-Mid Cap ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
T. Rowe Price Small-Mid Cap ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
Since Inception	rr_AverageAnnualReturnSinceInception	22.32%	[2]
T. Rowe Price Small-Mid Cap ETF | Russell 2500® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index
T. Rowe Price Small-Mid Cap ETF | Russell 2500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.00%
Since Inception	rr_AverageAnnualReturnSinceInception	14.19%	[2]
T. Rowe Price Small-Mid Cap ETF | Small-Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2024	rr_AnnualReturn2024	15.77%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
1 Year	rr_AverageAnnualReturnYear01	15.77%
Since Inception	rr_AverageAnnualReturnSinceInception	18.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2023
T. Rowe Price Small-Mid Cap ETF | Small-Mid Cap ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception	18.27%
T. Rowe Price Small-Mid Cap ETF | Small-Mid Cap ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%

[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 6/14/23.